The following information is relevant in the determination of the fair value of options granted during the year 2021 under the equity share based remuneration schemes operated by the Group. (Details)
shares in Thousands
	1 Months Ended							12 Months Ended
	Sep. 30, 2021 Number GBPS / shares £ / shares	Aug. 31, 2021 Number GBPS / shares £ / shares	Jul. 31, 2021 Number GBPS / shares £ / shares	Jun. 30, 2020 Number GBPS / shares £ / shares	Apr. 30, 2020 Number GBPS / shares £ / shares	Oct. 31, 2019 Number GBPS / shares	Apr. 30, 2019 Number GBPS / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 Number
Number of options	120,000	50,000,000	1,709,000,000	1,363,000,000	100,000,000	50,000,000	219,000,000	1,879,000	1,463,000	269,000,000
Option pricing models used	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes
Share price | GBPS / shares	0.255	0.265	0.2775	0.213	0.24	1.126	2.30
Exercise price of options issued in year | £ / shares	£ 0.255	£ 0.265	£ 0.2775	£ 0.202	£ 0.24
Contractual life	10 years		10 years	10 years	10 years	10 years	10 years
Expected life	5 years	5 years	5 years	5 years	5 years		5 years
Volatility	88.11%	88.59%	88.63%	92.55%	84.76%	7830.00%	7530.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk free rate	0.32%	0.26%	0.38%	0.10%	0.11%	26.00%	85.00%